Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

March 31, 2019

VIPFINC-QTLY-0519
1.830282.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	24,412	$793,647
VIP Equity-Income Portfolio Initial Class (a)	39,294	834,607
VIP Growth & Income Portfolio Initial Class (a)	48,798	953,023
VIP Growth Portfolio Initial Class (a)	11,801	811,764
VIP Mid Cap Portfolio Initial Class (a)	7,493	230,938
VIP Value Portfolio Initial Class (a)	43,749	612,484
VIP Value Strategies Portfolio Initial Class (a)	25,430	299,306
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,622,162)		4,535,769

International Equity Funds - 9.7%
VIP Emerging Markets Portfolio Initial Class (a)	172,022	1,978,254
VIP Overseas Portfolio Initial Class (a)	119,748	2,451,242
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,445,481)		4,429,496

Bond Funds - 56.2%
Fidelity Inflation-Protected Bond Index Fund (a)	583,398	5,711,463
Fidelity Long Term Treasury Bond Index Fund (a)	187,381	2,469,686
VIP High Income Portfolio Initial Class (a)	164,989	872,792
VIP Investment Grade Bond Portfolio Initial Class (a)	1,307,877	16,649,273
TOTAL BOND FUNDS
(Cost $25,433,946)		25,703,214

Short-Term Funds - 24.2%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $11,081,397)	11,081,397	11,081,397
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $43,582,986)		45,749,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,646)
NET ASSETS - 100%		$45,745,230

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,558,889	$440,807	$462,840	$5,723	$(4,977)	$179,584	$5,711,463
Fidelity Long Term Treasury Bond Index Fund	2,416,430	224,544	266,749	17,698	(6,239)	101,700	2,469,686
VIP Contrafund Portfolio Initial Class	777,375	138,119	139,543	92,701	4,079	13,617	793,647
VIP Emerging Markets Portfolio Initial Class	1,924,333	102,526	337,533	--	2,543	286,385	1,978,254
VIP Equity-Income Portfolio Initial Class	815,517	120,747	140,192	55,895	(2,096)	40,631	834,607
VIP Government Money Market Portfolio Initial Class 2.25%	10,796,712	1,183,625	898,940	57,928	--	--	11,081,397
VIP Growth & Income Portfolio Initial Class	929,808	172,942	165,500	99,811	6,241	9,532	953,023
VIP Growth Portfolio Initial Class	794,386	96,357	152,883	52,571	5,302	68,602	811,764
VIP High Income Portfolio Initial Class	878,850	63,461	125,236	7,425	(4,373)	60,090	872,792
VIP Investment Grade Bond Portfolio Initial Class	16,234,694	1,255,645	1,351,391	72,158	(181)	510,506	16,649,273
VIP Mid Cap Portfolio Initial Class	225,069	42,599	43,749	25,174	(826)	7,845	230,938
VIP Overseas Portfolio Initial Class	2,395,553	246,161	360,577	90,239	5,511	164,594	2,451,242
VIP Value Portfolio Initial Class	598,228	82,318	113,026	39,439	3,286	41,678	612,484
VIP Value Strategies Portfolio Initial Class	291,463	47,969	60,416	29,143	(1,260)	21,550	299,306
	$44,637,307	$4,217,820	$4,618,575	$645,905	$7,010	$1,506,314	$45,749,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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